OPTIONS (Details 1) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Line Items [Line Items]
Options outstanding	1,750,000	0	0
Grant Date One
Statement Line Items [Line Items]
Expiry date	Jan. 15, 2021
Options outstanding	1,000,000
Options exerciseable	1,000,000
Exercise price	$ 0.40
Fair value expense	$ 377,024
Grant Date Two
Statement Line Items [Line Items]
Expiry date	Mar. 08, 2021
Options outstanding	750,000
Options exerciseable	750,000
Exercise price	$ 1.15
Fair value expense	$ 800,703